INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
Schedule of Income (Loss) before Income Taxes
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Cayman Islands	(163,416)	(179,348)	(163,239)	(25,089)
British Virgin Islands	-	(31)	(3)	-
USA	(2,320)	(3,809)	(4,703)	(723)
Hong Kong	(1,470)	(10,524)	(10,929)	(1,680)
Japan	-	-	(174)	(27)
Malta	-	-	(4,321)	(664)
Curacao	-	-	7,449	1,145
Cyprus	-	-	(13)	(2)
Australia	-	-	-	-
PRC	(115,034)	(12,483)	(152,575)	(23,451)

	(282,240)	(206,195)	(328,508)	(50,491)

Schedule of Current and Deferred Components
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Current tax (expense) benefit	(1,890)	(3,553)	12,771	1,963
Deferred tax (expense) benefit	(40,079)	496	(405)	(62)

Income tax (expense) benefit	(41,969)	(3,057)	12,366	1,901

Reconciliation of Tax Computed Applying Statutory Income Tax Rate
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Income (loss) before income taxes	(282,240)	(206,195)	(328,508)	(50,491)
Income tax computed at applicable tax rates (25%)	(70,560)	(51,549)	(82,127)	(12,623)
Effect of different tax rates in different jurisdictions	1,206	4,743	693	107
Non-deductible expenses	47,324	54,588	87,632	13,468
Effect of tax rate changes	(24,125)	(1,841)	-	-
Change in valuation allowance	88,661	(5,144)	-	-
Changes in interest and penalties on unrecognized tax benefits	3,920	3,105	5,098	784
Effect of EIT reversal for previous years	(2,099)	2,760	(19,704)	(3,028)
Research and development super-deduction	(2,363)	(2,947)	(1,364)	(210)
Others	5	(658)	(2,594)	(399)
	41,969	3,057	(12,366)	(1,901)

Schedule of Unrecognized Tax Benefits Reconciliation
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Balance at beginning of year	38,901	42,983	38,457	5,911
Increase relating to current year tax positions	7,496	3,630	5,194	798
Decrease relating to prior year tax positions	(1,119)	(3,204)	(1,595)	(245)
Decrease relating to expiration of applicable statute of limitations	(2,295)	(4,952)	(17,758)	(2,729)

Balance at end of year	42,983	38,457	24,298	3,735

Components of Deferred Taxes
	2016	2017	2017
	RMB	RMB	US$

Deferred tax assets, non-current portion
Advertising expenditure deductible in future years	58,654	61,191	9,405
Deferred revenue	-	982	151
Deferred government grants	2,417	2,417	371
Loss from equity method investment	203	203	31
Bad debt provision	4,962	5,097	783
Accrued rental expense	817	817	126
Impairment loss	1,250	1,250	192
Net operating losses (“NOLs”)	16,411	34,700	5,333
Less: valuation allowance	(84,714)	(106,657)	(16,392)

Total deferred tax assets, non-current portion	-	-	-

Deferred tax liabilities, non-current portion
Apps and other licenses arisen from business combination	(14,902)	(19,475)	(2,993)

Total deferred tax liabilities, non-current portion	(14,902)	(19,475)	(2,993)